Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                           Rockville, Maryland 20850
                                  301.296.5100

December 4, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525) Filing Pursuant to
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Rule 497(e)
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Ladies and Gentlemen:

On behalf of Rydex Dynamic Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, a supplement dated December 4, 2003 to the Trust's C-Class Shares and H-Class Shares Prospectuses dated May 1, 2003.

Please contact me at 301.296.5273 with your questions and comments.

Sincerely,

/s/ Macy L. Hake

Macy L. Hake
Compliance Administrator

                               RYDEX DYNAMIC FUNDS

                    SUPPLEMENT DATED DECEMBER 4, 2003 TO THE
      RYDEX DYNAMIC FUNDS' C-CLASS SHARES PROSPECTUS, DATED MAY 1, 2003, AS
                                  SUPPLEMENTED

This supplement provides new and additional information relating to the Dynamic Funds (each a "Fund" and collectively the "Funds") beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

The following paragraph supplements the information under the sub-heading "Risks of Investing in the Funds" beginning on page 19 of the Prospectus:

         PORTFOLIO TURNOVER RISK (ALL FUNDS) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

The following paragraph will replace the first paragraph under the heading "EXCHANGING FUND SHARES" on page 30 of the Prospectus:

         Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of C-Class Shares of any Fund for C-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

The following paragraph supplements the information under the heading "EXCHANGING FUND SHARES" on page 30 of the Prospectus:

         EXCHANGES WITH OTHER RYDEX FUNDS
         Investors may make exchanges on any Business Day of C-Class Shares of any Fund for C-Class Shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexfunds.com.

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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE

                               RYDEX DYNAMIC FUNDS

                    SUPPLEMENT DATED DECEMBER 4, 2003 TO THE
      RYDEX DYNAMIC FUNDS' H-CLASS SHARES PROSPECTUS, DATED MAY 1, 2003, AS
                                  SUPPLEMENTED
This supplement provides new and additional information relating to the Dynamic Funds (each a "Fund" and collectively the "Funds") beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
--------------------------------------------------------------------------------

The following paragraph supplements the information under the sub-heading "Risks of Investing in the Funds" beginning on page 18 of the Prospectus:

         PORTFOLIO TURNOVER RISK (ALL FUNDS) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

The following paragraph will replace the first paragraph under the heading "EXCHANGING FUND SHARES" on page 29 of the Prospectus:

         Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

The following paragraph supplements the information under the heading "EXCHANGING FUND SHARES" on page 29 of the Prospectus:

         EXCHANGES WITH OTHER RYDEX FUNDS
         Investors may make exchanges on any Business Day of H-Class Shares of any Fund for Investor, Advisor or H-Class Shares, as applicable, of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexfunds.com.

--------------------------------------------------------------------------------

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE